UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-09135

        Nuveen New York Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            9/30

Date of reporting period:         6/30/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen New York Dividend Advantage Municipal Fund (NAN)
	June 30, 2009
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Discretionary – 2.1% (1.4% of Total Investments)
$ 500	New York City Industrial Development Agency, New York, Liberty Revenue Bonds,	9/15 at 100.00	BB+	$311,430
	IAC/InterActiveCorp, Series 2005, 5.000%, 9/01/35
3,600	Seneca Nation of Indians Capital Improvements Authority, New York, Special Obligation Bonds,	6/17 at 100.00	BB	2,335,680
	Series 2007A, 5.000%, 12/01/23

4,100	Total Consumer Discretionary			2,647,110

	Consumer Staples – 2.1% (1.4% of Total Investments)
305	New York Counties Tobacco Trust II, Tobacco Settlement Pass-Through Bonds, Series 2001,	6/11 at 101.00	BBB	267,516
	5.250%, 6/01/25
790	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	634,283
	Series 2002, 5.375%, 5/15/33
240	Rensselaer Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed	6/12 at 100.00	BBB	209,326
	Bonds, Series 2001A, 5.200%, 6/01/25
	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
805	4.750%, 6/01/22	6/16 at 100.00	BBB	698,998
1,125	5.000%, 6/01/26	6/16 at 100.00	BBB	841,174

3,265	Total Consumer Staples			2,651,297

	Education and Civic Organizations – 17.1% (11.3% of Total Investments)
380	Albany Industrial Development Agency, New York, Revenue Bonds, Albany Law School, Series	7/17 at 100.00	BBB	309,575
	2007A, 5.000%, 7/01/31
160	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter	4/17 at 100.00	N/R	104,067
	Schools, Series 2007A, 5.000%, 4/01/37
120	Cattaraugus County Industrial Development Agency, New York, Revenue Bonds, St. Bonaventure	5/16 at 100.00	BBB–	96,695
	University, Series 2006, 5.000%, 5/01/23
1,635	Dormitory Authority of the State of New York, General Revenue Bonds, Manhattan College, Series	7/17 at 100.00	BBB–	1,282,870
	2007A, 5.000%, 7/01/41 – RAAI Insured
1,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	No Opt. Call	AA–	1,059,470
	Facilities, Series 2003B, 5.250%, 7/01/32 (Mandatory put 7/01/13) – SYNCORA GTY Insured
705	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/15 at 100.00	AA–	669,108
	Facilities, Series 2004A, 5.000%, 7/01/29 – MBIA Insured
195	Dormitory Authority of the State of New York, Revenue Bonds, Fashion Institute of Technology,	7/10 at 101.00	AAA	202,519
	Series 2000, 5.375%, 7/01/20 – FSA Insured
1,250	Dormitory Authority of the State of New York, Revenue Bonds, Marymount Manhattan College,	7/09 at 101.00	BBB–	1,227,625
	Series 1999, 6.250%, 7/01/29 – RAAI Insured
1,630	Dutchess County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bard	8/17 at 100.00	Baa1	1,112,980
	College Project, Series 2007-A2, 4.500%, 8/01/36
370	Hempstead Town Industrial Development Agency, New York, Revenue Bonds, Adelphi University,	10/15 at 100.00	A	349,328
	Civic Facility Project, Series 2005, 5.000%, 10/01/35
	Kenmore Housing Authority, New York, Revenue Bonds, State University of New York at Buffalo
	Student Apartment Project, Series 1999A:
3,050	5.500%, 8/01/19 – RAAI Insured	8/09 at 102.00	A3	2,960,330
2,750	5.500%, 8/01/24 – RAAI Insured	8/09 at 102.00	A3	2,570,618
3,070	Monroe County Industrial Development Agency, New York, Civic Facility Revenue Bonds, St. John	12/09 at 102.00	BBB–	2,834,040
	Fisher College, Series 1999, 5.375%, 6/01/24 – RAAI Insured
330	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, St.	10/14 at 100.00	A–	290,832
	Francis College, Series 2004, 5.000%, 10/01/34
1,800	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, YMCA of	2/11 at 100.00	A–	1,816,524
	Greater New York, Series 2002, 5.250%, 8/01/21
1,630	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball	1/17 at 100.00	BBB	1,261,278
	Stadium Project, Series 2006, 4.750%, 1/01/42 – AMBAC Insured

2,240	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium	9/16 at 100.00	BBB–	1,607,715
	Project, Series 2006, 4.500%, 3/01/39 – FGIC Insured
1,500	Niagara County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Niagara	11/11 at 101.00	BBB	1,405,620
	University, Series 2001A, 5.350%, 11/01/23 – RAAI Insured
245	Seneca County Industrial Development Authority, New York, Revenue Bonds, New York Chiropractic	10/17 at 100.00	BBB	179,448
	College, Series 2007, 5.000%, 10/01/27

24,060	Total Education and Civic Organizations			21,340,642

	Financials – 2.1% (1.4% of Total Investments)
1,100	Liberty Development Corporation, New York, Goldman Sachs Headquarter Revenue Bonds, Series	No Opt. Call	A1	1,004,223
	2005, 5.250%, 10/01/35
1,740	Liberty Development Corporation, New York, Goldman Sachs Headquarters Revenue Bonds Series	No Opt. Call	A1	1,638,993
	2007, 5.500%, 10/01/37

2,840	Total Financials			2,643,216

	Health Care – 34.8% (23.0% of Total Investments)
	Albany Industrial Development Agency, New York, Revenue Bonds, Albany Medical Center,
	Series 1999:
1,120	6.000%, 5/01/19	11/09 at 101.00	N/R	994,090
1,460	6.000%, 5/01/29	11/09 at 101.00	N/R	1,108,782
2,055	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds,	8/09 at 101.00	A	2,076,824
	Memorial Hospital of William F. and Gertrude F. Jones Inc., Series 1999, 5.250%, 8/01/19 –
	MBIA Insured
4,825	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds,	8/09 at 101.00	BBB	4,872,042
	Montefiore Medical Center, Series 1999, 5.450%, 8/01/29 – AMBAC Insured
	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds,
	Victory Memorial Hospital, Series 1999:
1,585	5.250%, 8/01/15 – MBIA Insured	8/09 at 101.00	A	1,607,333
2,000	5.375%, 8/01/25 – MBIA Insured	8/09 at 101.00	A	2,028,400
625	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore	2/15 at 100.00	A	620,275
	Hospital, Series 2004, 5.000%, 8/01/29 – FGIC Insured
2,600	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, St. Lukes Roosevelt	8/15 at 100.00	A–	2,439,528
	Hospital, Series 2005, 4.900%, 8/15/31
	Dormitory Authority of the State of New York, Insured Revenue Bonds, Franciscan Health
	Partnership Obligated Group – Frances Shervier Home and Hospital, Series 1997:
2,000	5.500%, 7/01/17 – RAAI Insured	7/09 at 100.00	A3	2,000,080
2,000	5.500%, 7/01/27 – RAAI Insured	7/09 at 100.00	A3	1,845,340
2,000	Dormitory Authority of the State of New York, Revenue Bonds, Catholic Health Services of Long	7/10 at 101.00	BBB+	2,026,120
	Island Obligated Group – St. Catherine of Siena Medical Center, Series 2000A, 6.500%, 7/01/20
	Dormitory Authority of the State of New York, Revenue Bonds, Lenox Hill Hospital Obligated
	Group, Series 2001:
165	5.375%, 7/01/20	7/11 at 101.00	Ba1	138,225
500	5.500%, 7/01/30	7/11 at 101.00	Ba1	375,265
3,150	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan Kettering Cancer	7/16 at 100.00	AA	3,056,351
	Center, Series 2008, 5.000%, 7/01/35 (UB)
1,575	Dormitory Authority of the State of New York, Revenue Bonds, Mount Sinai NYU Health Obligated	7/10 at 101.00	A3	1,605,996
	Group, Series 2000A, 6.500%, 7/01/25
250	Dormitory Authority of the State of New York, Revenue Bonds, Mount Sinai NYU Health, Series	7/09 at 100.00	A2	249,975
	2000C, 5.500%, 7/01/26
1,415	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian	8/14 at 100.00	AAA	1,494,820
	Hospital, Series 2004A, 5.250%, 8/15/15 – FSA Insured
1,000	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish	11/16 at 100.00	A3	901,740
	Obligated Group, Series 2005A, 5.000%, 11/01/34
2,000	Dormitory Authority of the State of New York, Revenue Bonds, NYU Hospitals Center, Series	7/17 at 100.00	Baa2	1,778,000
	2007B, 5.625%, 7/01/37
500	Dormitory Authority of the State of New York, Revenue Bonds, South Nassau Communities	7/13 at 100.00	Baa1	454,485
	Hospital, Series 2003B, 5.500%, 7/01/23
600	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop-South Nassau University	7/13 at 100.00	Baa1	497,244
	Hospital Association, Series 2003A, 5.500%, 7/01/32
420	Livingston County Industrial Development Agency, New York, Civic Facility Revenue Bonds,	7/10 at 100.00	BB	302,803
	Nicholas H. Noyes Hospital, Series 2005, 6.000%, 7/01/30

	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Oneida
	Health System, Series 2007A:
410	5.250%, 2/01/27	No Opt. Call	BBB–	331,641
360	5.500%, 2/01/32	No Opt. Call	BBB–	285,120
1,750	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series	2/13 at 100.00	A1	1,771,980
	2003A, 5.250%, 2/15/22 – AMBAC Insured
565	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Staten	7/12 at 100.00	Ba2	431,157
	Island University Hospital, Series 2001B, 6.375%, 7/01/31
100	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Staten	7/12 at 101.00	Ba2	75,228
	Island University Hospital, Series 2002C, 6.450%, 7/01/32
4,000	Ulster County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Kingston	11/09 at 101.00	A2	4,031,719
	Hospital, Series 1999, 5.650%, 11/15/24
3,170	Yates County Industrial Development Agency, New York, FHA-Insured Civic Facility Mortgage	8/09 at 101.00	AAA	3,357,537
	Revenue Bonds, Soldiers and Sailors Memorial Hospital, Series 1999A, 5.650%, 2/01/39
650	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John’s Riverside Hospital,	7/11 at 101.00	B–	525,460
	Series 2001A, 7.125%, 7/01/31

44,850	Total Health Care			43,283,560

	Housing/Multifamily – 5.4% (3.6% of Total Investments)
2,585	New York City Housing Development Corporation, New York, Capital Fund Program Revenue Bonds,	7/15 at 100.00	AA+	2,592,316
	Series 2008, 5.000%, 7/01/25 – FGIC Insured (UB)
3,000	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	5/11 at 101.00	AA	3,012,240
	Series 2001A, 5.500%, 11/01/31
750	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	5/14 at 100.00	AA	755,670
	Series 2004A, 5.250%, 11/01/30
405	New York State Housing Finance Agency, Affordable Housing Revenue, Series 2007A, 5.250%,	11/17 at 100.00	Aa2	380,785
	11/01/38 (Alternative Minimum Tax)

6,740	Total Housing/Multifamily			6,741,011

	Housing/Single Family – 4.3% (2.8% of Total Investments)
645	Guam Housing Corporation, Mortgage-Backed Securities Program Single Family Mortgage Revenue	No Opt. Call	AAA	659,622
	Bonds, Series 1998A, 5.750%, 9/01/31 (Alternative Minimum Tax)
485	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, 2007 Series 145, 5.125%,	4/17 at 100.00	Aa1	449,871
	10/01/37 (Alternative Minimum Tax)
1,350	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 130, 4.650%, 4/01/27	4/15 at 100.00	Aa1	1,206,779
	(Alternative Minimum Tax)
510	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 148, 2007, 5.200%,	10/17 at 100.00	Aa1	485,520
	10/01/32 (Alternative Minimum Tax)
1,735	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 82, 5.650%, 4/01/30	10/09 at 100.00	Aa1	1,735,191
	(Alternative Minimum Tax)
840	New York State Mortgage Agency, Mortgage Revenue Bonds, Thirty-Third Series A, 4.750%, 4/01/23	4/13 at 101.00	Aaa	807,517
	(Alternative Minimum Tax)

5,565	Total Housing/Single Family			5,344,500

	Long-Term Care – 5.8% (3.9% of Total Investments)
2,000	Dormitory Authority of the State of New York, FHA-Insured Nursing Home Mortgage Revenue Bonds,	2/15 at 100.00	AA	1,834,900
	Gurwin Jewish Geriatric Center of Long Island, Series 2005A, 4.900%, 2/15/41
600	Dormitory Authority of the State of New York, GNMA Collateralized Revenue Bonds, Cabrini of	2/17 at 103.00	A–	578,166
	Westchester Project, Series 2006, 5.200%, 2/15/41
375	Dormitory Authority of the State of New York, Non-State Supported Debt, Ozanam Hall of Queens	11/16 at 100.00	Aa3	337,238
	Nursing Home Revenue Bonds, Series 2006, 5.000%, 11/01/31
250	Dormitory Authority of the State of New York, Revenue Bonds, Providence Rest, Series 2005,	7/15 at 100.00	N/R	146,315
	5.000%, 7/01/35 – ACA Insured
905	East Rochester Housing Authority, New York, Senior Living Revenue Bonds, Woodland Village	8/16 at 101.00	N/R	595,526
	Project, Series 2006, 5.500%, 8/01/33
750	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	7/11 at 101.00	N/R	701,835
	Needs Facilities Pooled Program, Series 2001A-1, 7.250%, 7/01/16
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special
	Needs Facilities Pooled Program, Series 2008A-1:
1,140	5.500%, 7/01/18	7/16 at 101.00	N/R	937,012
635	5.800%, 7/01/23	7/16 at 101.00	N/R	495,084

1,635	Yonkers Industrial Development Agency, New York, FHA-Insured Mortgage Revenue Bonds, Michael	8/09 at 101.00	A	1,642,292
	Malotz Skilled Nursing Pavilion, Series 1999, 5.450%, 2/01/29 – MBIA Insured

8,290	Total Long-Term Care			7,268,368

	Materials – 0.2% (0.1% of Total Investments)
330	Jefferson County Industrial Development Agency, New York, Solid Waste Disposal Revenue Bonds,	12/13 at 100.00	BBB	274,728
	International Paper Company Project, Series 2003A, 5.200%, 12/01/20 (Alternative Minimum Tax)

	Tax Obligation/General – 15.3% (10.1% of Total Investments)
2,600	New York City, New York, General Obligation Bonds, Fiscal Series 1999J, 5.125%, 5/15/29 –	11/09 at 101.00	AA	2,608,372
	MBIA Insured
3,700	New York City, New York, General Obligation Bonds, Fiscal Series 2007A, 5.000%, 8/01/25	8/16 at 100.00	AA	3,740,292
6,590	New York City, New York, General Obligation Bonds, Fiscal Series 2007D-1, 5.125%, 12/01/25 (UB)	12/17 at 100.00	AA	6,727,929
1,000	New York City, New York, General Obligation Bonds, Series 2008, 5.250%, 8/15/16 (UB)	8/14 at 100.00	AA	1,069,350
	Rochester, New York, General Obligation Bonds, Series 1999:
720	5.250%, 10/01/18 – MBIA Insured	No Opt. Call	A	779,141
720	5.250%, 10/01/19 – MBIA Insured	No Opt. Call	A	774,821
2,280	Rockland County, New York, General Obligation Bonds, Series 1999, 5.600%, 10/15/16	10/09 at 101.00	AA–	2,330,411
	United Nations Development Corporation, New York, Senior Lien Revenue Bonds, Series 2004A:
500	5.250%, 7/01/23	7/09 at 100.00	A3	500,105
500	5.250%, 7/01/24	7/09 at 100.00	A3	500,060

18,610	Total Tax Obligation/General			19,030,481

	Tax Obligation/Limited – 35.9% (23.7% of Total Investments)
1,000	Battery Park City Authority, New York, Senior Revenue Bonds, Series 2003A, 5.250%, 11/01/21	11/13 at 100.00	AAA	1,083,440
590	Dormitory Authority of the State of New York, Department of Health Revenue Bonds, Series	7/15 at 100.00	AA–	605,252
	2005A, 5.250%, 7/01/24 – CIFG Insured
1,850	Dormitory Authority of the State of New York, Secured Hospital Revenue Refunding Bonds,	8/09 at 100.75	A1	1,855,180
	Wyckoff Heights Medical Center, Series 1998H, 5.300%, 8/15/21 – MBIA Insured
185	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	193,636
	2005F, 5.000%, 3/15/21 – FSA Insured
550	Erie County Industrial Development Agency, New York, School Facility 6evenue Bonds, Buffalo	5/14 at 100.00	AAA	567,248
	City School District, Series 2004, 5.750%, 5/01/26 – FSA Insured (UB)
	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2002A:
2,000	5.250%, 11/15/25 – FSA Insured	11/12 at 100.00	AAA	2,036,340
2,000	5.000%, 11/15/30	11/12 at 100.00	AA	1,946,120
1,000	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds,	7/12 at 100.00	AA–	995,730
	Series 2002A, 5.125%, 1/01/29
1,130	Monroe Newpower Corporation, New York, Power Facilities Revenue Bonds, Series 2003,	1/13 at 102.00	BBB	749,834
	5.500%, 1/01/34
	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local
	Government Assistance Corporation, Series 2008:
1,100	5.000%, 10/15/25 – MBIA Insured (UB)	10/14 at 100.00	AAA	1,142,460
810	5.000%, 10/15/26 – MBIA Insured (UB)	10/14 at 100.00	AAA	838,083
2,375	5.000%, 10/15/29 – AMBAC Insured (UB)	10/14 at 100.00	AAA	2,424,590
2,100	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal	1/17 at 100.00	AA–	2,082,423
	Series 2007S-2, 5.000%, 1/15/28 – FGIC Insured
1,670	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/13 at 100.00	AAA	1,712,702
	Series 2003E, 5.000%, 2/01/23
2,115	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	11/17 at 100.00	AAA	2,177,329
	Series 2007C-1, 5.000%, 11/01/27
1,000	New York State Environmental Facilities Corporation, Infrastructure Revenue Bonds, Series	3/14 at 100.00	AA–	1,028,460
	2003A, 5.000%, 3/15/21
2,920	New York State Environmental Facilities Corporation, State Personal Income Tax Revenue Bonds,	12/17 at 100.00	AAA	3,017,557
	Series 2008A, 5.000%, 12/15/26 (UB)
1,190	New York State Housing Finance Agency, State Personal Income Tax Revenue Bonds, Economic	9/15 at 100.00	AAA	1,189,905
	Development and Housing, Series 2006A, 5.000%, 3/15/36
700	New York State Thruway Authority, General Revenue Bonds, Series 2005G, 5.000%, 1/01/30 –	7/15 at 100.00	AAA	699,111
	FSA Insured (UB)
1,000	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series	10/15 at 100.00	AA	1,040,910
	2005B, 5.000%, 4/01/21 – AMBAC Insured

3,400	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2005B,	No Opt. Call	AA	3,806,572
	5.500%, 4/01/20 – AMBAC Insured (UB)
1,625	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2007,	10/17 at 100.00	AA	1,638,000
	5.000%, 4/01/27
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and
	State Contingency Contract-Backed Bonds, Series 2003A-1:
4,000	5.250%, 6/01/20 – AMBAC Insured	6/13 at 100.00	AA–	4,045,359
2,000	5.250%, 6/01/22 – AMBAC Insured	6/13 at 100.00	AA–	2,011,500
1,000	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and	6/13 at 100.00	AA–	1,016,380
	State Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21
1,330	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Tender	3/17 at 100.00	AAA	1,294,290
	Option Bond Trust 09-6W, 0.892%, 3/15/37 (IF)
3,345	Suffolk County Judicial Facilities Agency, New York, Service Agreement Revenue Bonds, John P.	10/09 at 101.00	A	3,408,420
	Colahan Court Complex, Series 1999, 5.250%, 10/15/15 – AMBAC Insured

43,985	Total Tax Obligation/Limited			44,606,831

	Transportation – 11.8% (7.8% of Total Investments)
310	Albany Parking Authority, New York, Revenue Bonds, Series 2001A, 5.625%, 7/15/25	7/11 at 101.00	BBB+	298,738
3,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2007B,	11/17 at 100.00	A	2,877,450
	5.000%, 11/15/33
1,000	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds,	11/12 at 100.00	A	1,007,420
	Series 2002A, 5.125%, 11/15/22 – FGIC Insured
1,750	New York City Industrial Development Agency, New York, American Airlines-JFK International	8/16 at 101.00	B–	1,500,888
	Airport Special Facility Revenue Bonds, Series 2005, 7.750%, 8/01/31 (Alternative Minimum Tax)
105	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds,	12/09 at 101.00	BB	63,860
	British Airways PLC, Series 1998, 5.250%, 12/01/32 (Alternative Minimum Tax)
1,000	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, JFK	8/12 at 101.00	B–	931,110
	Airport – American Airlines Inc., Series 2002B, 8.500%, 8/01/28 (Alternative Minimum Tax)
450	New York City Industrial Development Authority, New York, JetBlue, 5.000%, 5/15/20	5/12 at 100.00	B–	318,704
	(Alternative Minimum Tax)
160	New York State Thruway Authority, General Revenue Bonds, Series 2005F, 5.000%, 1/01/30 –	1/15 at 100.00	A+	159,797
	AMBAC Insured
500	Niagara Frontier Airport Authority, New York, Airport Revenue Bonds, Buffalo Niagara	10/09 at 101.00	AA–	455,280
	International Airport, Series 1999A, 5.625%, 4/01/29 – MBIA Insured (Alternative Minimum Tax)
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth
	Series 2005:
1,300	5.000%, 12/01/28 – SYNCORA GTY Insured	6/15 at 101.00	AA–	1,323,764
615	5.000%, 12/01/31 – SYNCORA GTY Insured	6/15 at 101.00	AA–	619,373
440	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty	8/17 at 100.00	AAA	454,282
	Eighth Series 2008, Trust 2920, 18.167%, 8/15/32 – FSA Insured (IF)
1,000	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Series 2001A,	1/12 at 100.00	Aa2	1,064,810
	5.250%, 1/01/16
2,500	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Refunding Bonds,	11/12 at 100.00	Aa2	2,595,850
	Series 2002B, 5.000%, 11/15/21
1,000	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue	11/18 at 100.00	Aa2	1,010,300
	Refunding Bonds, Tender Option Bond Trust 1184, 9.081%, 11/15/33 (IF)

15,130	Total Transportation			14,681,626

	U.S. Guaranteed – 5.7% (3.7% of Total Investments) (4)
390	Albany Parking Authority, New York, Revenue Bonds, Series 2001A, 5.625%, 7/15/25	7/11 at 101.00	N/R (4)	430,786
	(Pre-refunded 7/15/11)
	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health
	Services Facilities, Series 2000D:
25	5.875%, 8/15/18 (Pre-refunded 8/15/10) – FSA Insured	8/10 at 100.00	Aa3 (4)	26,537
10	5.875%, 8/15/18 (Pre-refunded 8/15/10) – FSA Insured	8/10 at 100.00	AAA	10,611
305	Dormitory Authority of the State of New York, Revenue Bonds, Fashion Institute of Technology,	7/10 at 101.00	AAA	323,382
	Series 2000, 5.375%, 7/01/20 (Pre-refunded 7/01/10) – FSA Insured
425	Erie County Tobacco Asset Securitization Corporation, New York, Senior Tobacco Settlement	7/10 at 101.00	AAA	452,927
	Asset-Backed Bonds, Series 2000, 6.000%, 7/15/20 (Pre-refunded 7/15/10)
535	Metropolitan Transportation Authority, New York, Commuter Facilities Revenue Bonds, Series	7/09 at 100.00	N/R (4)	536,466
	1997B, 5.000%, 7/01/20 – AMBAC Insured (ETM)

1,050	Monroe Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed	6/10 at 101.00	AAA	1,105,755
	Bonds, Series 2000, 6.150%, 6/01/25 (Pre-refunded 6/01/10)
455	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	7/10 at 102.00	N/R (4)	488,069
	Needs Facilities Pooled Program, Series 2000, 8.125%, 7/01/19 (Pre-refunded 7/01/10)
750	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 1999A, 6.500%,	10/10 at 101.00	BBB+ (4)	813,225
	10/01/24 (Pre-refunded 10/01/10)
1,250	Westchester Tobacco Asset Securitization Corporation, New York, Tobacco Settlement	7/10 at 101.00	AAA	1,345,013
	Asset-Backed Bonds, Series 1999, 6.750%, 7/15/29 (Pre-refunded 7/15/10)
1,400	Yonkers Industrial Development Agency, New York, Revenue Bonds, Community Development	2/11 at 100.00	BBB– (4)	1,517,418
	Properties – Yonkers Inc. Project, Series 2001A, 6.625%, 2/01/26 (Pre-refunded 2/01/11)

6,595	Total U.S. Guaranteed			7,050,189

	Utilities – 5.7% (3.8% of Total Investments)
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
2,500	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	A	2,514,425
500	5.000%, 12/01/24 – FGIC Insured	6/16 at 100.00	A	501,430
1,400	Nassau County Industrial Development Authority, New York, Keyspan Glenwood Energy Project,	6/13 at 100.00	A–	1,235,150
	Series 2003, 5.250%, 6/01/27 (Alternative Minimum Tax)
250	Niagara County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue	11/11 at 101.00	Baa2	241,558
	Bonds, American Ref-Fuel Company of Niagara LP, Series 2001C, 5.625%, 11/15/24 (Mandatory put
	11/15/14) (Alternative Minimum Tax)
600	Niagara County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue	11/11 at 101.00	Baa2	562,602
	Refunding Bonds, American Ref-Fuel Company of Niagara LP, Series 2001B, 5.550%, 11/15/24
	(Mandatory put 11/15/13) (Alternative Minimum Tax)
2,000	Power Authority of the State of New York, General Revenue Bonds, Series 2000A, 5.250%, 11/15/30	11/10 at 100.00	Aa2	2,011,460

7,250	Total Utilities			7,066,625

	Water and Sewer – 1.0% (0.6% of Total Investments)
1,130	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/12 at 100.00	AAA	1,199,327
	Bonds, Fiscal Series 2003A, 5.375%, 6/15/19

$ 192,740	Total Long-Term Investments (cost $193,914,729) – 149.3%			185,829,511

	Short-Term Investments – 2.1% (1.4% of Total Investments)
$ 2,577	State Street Euro Dollar Time Deposit, 0.010%, 7/01/09	N/A	N/A	2,576,756

	Total Short-Term Investments (cost $2,576,756)			2,576,756

	Total Investments (cost $196,491,485) – 151.4%			188,406,267

	Floating Rate Obligations – (14.3)%			(17,735,000)

	Other Assets Less Liabilities – 4.2%			5,135,459

	Preferred Shares, at Liquidation Value – (41.3)% (5)			(51,400,000)

	Net Assets Applicable to Common Shares – 100%			$124,406,726

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No.157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of June 30, 2009:

	Level 1	Level 2	Level 3	Total

Investments:
Municipal Bonds	$ —	$185,829,511	$ —	$185,829,511
Short-Term Investments	2,576,756	—	—	2,576,756

Total	$2,576,756	$185,829,511	$ —	$188,406,267

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to Statement of Financial Accounting Standards No. 140 (SFAS No. 140), if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At June 30, 2009, the cost of investments was $178,648,036.

Gross unrealized appreciation and gross unrealized depreciation of investments at June 30, 2009, were as follows:

Gross unrealized:
Appreciation	$ 2,152,030
Depreciation	(10,135,698)

Net unrealized appreciation (depreciation) of investments	$ (7,983,668)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service,
Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Preferred Shares, at Liquidation Value as a percentage of Total Investments is 27.3%.
N/A	Not applicable.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen New York Dividend Advantage Municipal Fund

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         August 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         August 28, 2009

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        August 28, 2009